UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      May 8, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             15
                                               -------------

Form 13F Information Table Value Total:           $66,137
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


Portfolio Holdings @ March 31, 2001 for Form 13F

                                                              Value in
Name of Issuer                            Class  CUSIP         $1,000s    No. Shares     SH/PRN   Authority
AT&T CORP - LIBERTY MEDIA CORP            COM    001957208       9800       700000         SH        SOLE
GLOBAL CROSSING LTD                       COM    G3921A100       6003       445000         SH        SOLE
UNITEDGLOBALCOM INC - CL A                COM    913247508       5775       440000         SH        SOLE
AMERICAN TOWER CORP - CL A                COM    029912201       7770       420000         SH        SOLE
CARRIER1 INTL SA - ADR                    COM    144500303      543.75      348000         SH        SOLE
GETTY IMAGES INC                          COM    374276103       4705       291800         SH        SOLE
GENERAL MOTORS CORP - CLASS H             CLH    370442832       5655       290000         SH        SOLE
XM SATELLITE RADIO HOLDINGS INC           CLA    983759101    1897.40625    273500         SH        SOLE
ILLUMINET HOLDINGS INC                    COM    452334105     4766.3875    231800         SH        SOLE
WESTERN WIRELESS CORP - CL A              CLA    95988E204     6865.625     169000         SH        SOLE
PINNACLE HOLDINGS INC                     COM    72346N101       1481       167500         SH        SOLE
COMCAST CORP - CL A SPECIAL               CLA    200300101      4193.75     100000         SH        SOLE
COMVERSE TECHNOLOGY INC                   COM    205862402      4122.3       70000         SH        SOLE
EMC CORP                                  COM    268648102       1470        50000         SH        SOLE
CLEAR CHANNEL COMMUNICATIONS INC          COM    184502102       1089        20000         SH        SOLE

                                                                66137       401660


